Performance Management - Perkins Discovery Fund	Jul. 29, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad-based securities market index, the S&P 500® Index, and the NASDAQ Composite Index and the Wilshire U.S. Micro-Cap Index, which are the Fund’s secondary benchmark indexes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.perkinsfund.com or by calling toll-free 800-673-0550.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad-based securities market index, the S&P 500® Index, and the NASDAQ Composite Index and the Wilshire U.S. Micro-Cap Index, which are the Fund’s secondary benchmark indexes.
Bar Chart [Heading]	Perkins Discovery Fund Calendar Year Total Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]	The Fund’s year-to-date return as of June 30, 2025 was -10.25%.
Highest Quarterly Return:	12/31/2020	48.70%
Lowest Quarterly Return:	3/31/2020	-26.95%

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(10.25%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	48.70%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(26.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns as of December 31, 2024
	1 Year	5 Years	10 Years
Return Before Taxes	19.19%	5.63%	7.03%
Return After Taxes on Distributions	19.19%	4.22%	6.30%
Return After Taxes on Distributions and Sale of Fund Shares	11.36%	4.63%	5.82%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	43.42%	17.74%	13.65%
Wilshire U.S. Micro-Cap Index (reflects no deduction for fees, expenses or taxes)	16.81%	4.49%	4.93%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	www.perkinsfund.com
Performance Availability Phone [Text]	800-673-0550